EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan obligations (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFITS
Obligation at the begining of the year	R$ 498,732
Cost of service	49,339	R$ 46,176	R$ 63,616
Interest expense	213,267	204,604	169,526
Past service cost	7,164
Acturial remeasurements	(119,823)	117,644	(1,058,898)
Obligation at the end of the year	303,925	498,732
Variation of the plan obligations
EMPLOYEE BENEFITS
Obligation at the begining of the year	3,573,044	3,841,213	5,409,065
Cost of service	49,339	46,176	63,616
Interest expense	213,267	204,604	169,526
Payments of the benefits	(343,378)	(410,621)	(317,779)
Past service cost	7,164
Settlement	(1,346,899)
Acturial remeasurements	(119,823)	117,644	(1,058,898)
Exchange Variance	719,383	(225,972)	(424,317)
Obligation at the end of the year	R$ 2,752,097	R$ 3,573,044	R$ 3,841,213